Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Schedule of disaggregated revenue under ASC 606

	2020
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$104,253	$—	$104,253
Wholesale vehicle sales	9,984	—	9,984
Finance and insurance, net	3,898	—	3,898
Lease income, net	—	490	490
Total Revenues	$118,135	$490	$118,625

	2019
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$90,382	$—	$90,382
Wholesale vehicle sales	8,454	—	8,454
Finance and insurance, net	3,117	—	3,117
Lease income, net	—	533	533
Total Revenues	$101,953	$533	$102,486

	2018
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$53,448	$—	$53,448
Wholesale vehicle sales	3,153	—	3,153
Finance and insurance, net	1,608	—	1,608
Lease income, net	—	142	142
Total Revenues	$58,209	$142	$58,351

Schedule of revenues and cost of sales for retail and wholesale vehicle sales

	2020	2019	2018
Retail vehicles:
Retail vehicle sales	$104,253	$90,382	$53,448
Retail vehicle cost of sales	96,983	84,534	48,523
Gross Profit – Retail Vehicles	$7,270	$5,848	$4,925
Wholesale vehicles:
Wholesale vehicle sales	$9,984	$8,454	$3,153
Wholesale vehicle cost of sales	10,386	9,246	4,185
Gross Profit – Wholesale Vehicles	$(402)	$(792)	$(1,032)